Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenues	$ 657,235	$ 1,268,447	$ 1,705,319	$ 3,857,273	$ 3,941,832	$ 3,773,605
Cost of Sales	772,238	1,015,843	1,373,739	2,882,705	3,387,490	2,077,342
Gross Profit	(115,003)	252,604	331,580	974,568	554,342	1,696,263
General and Administrative Expenses
Impairment expense				46,869	195,346
Stock compensation and stock issued for services		78,102	238,128	110,852	172,852	2,778,550
General and administrative	667,185	1,126,705	3,610,456	3,627,953	5,108,441	5,089,979
Total General and Administrative Expenses	667,185	1,204,807	3,848,548	3,785,674	5,281,293	7,868,529
Loss from Operations	(782,188)	(952,203)	(3,517,004)	(2,811,106)	(4,726,951)	(6,172,266)
Other Income (Expense)
Other income	504	2,000	3,304	7,878	7,878	456,579
Expenses related to convertible notes payable:
Change in fair value of derivative liability	61,553		(12,189)	1,842,000	1,842,000	(1,619,583)
Interest accretion	(153,515)	(25,370)	(389,628)	(49,660)	(91,143)	(382,436)
Interest expense related to Equity Purchase Agreement (Note 11)				(2,143,500)	(2,143,500)	(8,462,297)
Interest expense	(606,740)	(101,766)	(2,044,936)	(724,129)	(1,139,240)	(8,254,333)
Total Other Income (Expense)	(698,198)	(125,136)	(2,443,449)	(1,067,411)	(1,524,005)	(18,262,070)
Net Loss before Income Taxes	(1,480,386)	(1,077,339)	(5,960,453)	(3,878,517)	(6,250,956)	(24,434,336)
Income taxes (Note 9)
Net Loss	$ (1,480,386)	$ (1,077,339)	$ (5,960,453)	$ (3,878,517)	$ (6,250,956)	$ (24,434,336)
Net Basic and Fully Diluted Loss Per Share (in Dollars per share)	$ (0.0575)	$ (0.0636)	$ (0.1603)	$ (0.2325)	$ (0.003)	$ (2.005)
Weighted average common shares outstanding
Basic (in Shares)	25,743,455	16,939,276	37,174,607	16,679,847	2,274,015,175	12,185,402
Fully diluted (in Shares)	40,523,875	16,945,205	43,428,760	16,683,828	2,274,031,569	18,839,297